Interests in entities - Summarized financial information for Philips Lighting (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-controlling interests [Line items]
Net income	€ 1,870	€ 1,491	€ 638
Philips Lighting [Member]
Non-controlling interests [Line items]
Sales to thirds	6,965	7,115
Net income	€ 281	€ 185